Summary of Significant Accounting Policies - Schedule of Percentages of Total Sales and Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member] | Revenue [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	26.00%	27.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	39.00%	91.00%
Customer B [Member] | Revenue [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	11.00%	19.00%
Customer B [Member] | Accounts Receivable [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	21.00%
Customer C [Member] | Revenue [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	41.00%	20.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage	40.00%
Customer D [Member] | Revenue [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage		13.00%
Customer D [Member] | Accounts Receivable [Member]
Schedule of Percentages of Total Sales and Accounts Receivable [Line Items]
Concentration Risk, Percentage